Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Equity

9	Equity

Ordinary shares

The Company was incorporated under the laws of the Cayman Islands on April 12, 2024. Our authorized share capital is US$50,000 divided into 75,000,000 Class A ordinary shares and 25,000,000 Class B ordinary shares at par value US$0.0005 per share.

The Company has performed a series of re-organizing transactions resulting in 11,116,470 Class A ordinary shares and 10,433,340 Class B ordinary shares outstanding that have been retroactively restated to the beginning of the first period presented.

On August 27, 2025, the Company complete the IPO with issuance of additional Class A ordinary shares of 3,750,000.

Underwriter’s Warrant

In connection with the Company’s initial public offering consummated on August 27, 2025, the Company issued an underwriter’s warrant (the “Underwriter’s Warrant”) to Alexander Capital, L.P. pursuant to the underwriting agreement dated August 27, 2025.

The Underwriter’s Warrant entitles the holder to purchase up to 375,000 Class A ordinary shares of the Company at an exercise price of $5.00 per share, subject to customary anti-dilution adjustments. The warrant becomes exercisable on February 24, 2026 and expires on August 27, 2030.

The warrant includes a cashless exercise feature and contains customary provisions related to stock splits, stock dividends, recapitalizations and similar events.

The Company evaluated the warrant under ASC 815-40, “Derivatives and Hedging – Contracts in Entity’s Own Equity,” and concluded that the warrant qualifies for equity classification because:

-	the warrant is indexed to the Company’s own stock;
-	the warrant provides for physical or net share settlement;
-	the exercise price and number of shares are fixed; and
-	the warrant does not contain provisions that could require cash settlement.

Accordingly, the warrant was classified as equity and recorded within additional paid-in capital. The Company determined the fair value of the Underwriter’s Warrant using the Black-Scholes option pricing model. The fair value of the warrant at issuance was approximately $450,000 and was recorded as an offering cost, resulting in a corresponding reduction to additional paid-in capital.

The following assumptions were used in the valuation of the Underwriter’s Warrant at issuance:

Assumption	Amount
Share price	$4.00
Exercise price	$5.00
Expected volatility	60%
Risk-free interest rate	4.0%
Expected term	4.5 years
Dividend yield	0%

The fair value measurement of the warrant was classified as a Level 3 fair value measurement under ASC 820 due to the use of significant unobservable inputs.

As the warrant is classified as an equity instrument, no subsequent remeasurement is required.